Transactions with Related Parties (Details)	1 Months Ended			8 Months Ended	11 Months Ended	12 Months Ended
	Feb. 10, 2017 USD ($)	Feb. 08, 2017 USD ($) $ / shares shares	Jan. 31, 2016 USD ($)	Aug. 18, 2016 EUR (€)	Nov. 30, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)
Disclosure of transactions between related parties [line items]
Number of common shares held by the controlling party | shares						1,420,163
Proportion of ownership interests held by the controlling party						44.30%	58.70%
Consulting fees						$ 76,000	$ 54,000	$ 28,000
Borrowings						36,868,000	41,538,000
Interest expense						2,004,000	1,778,000	2,430,000
Proceeds from issuance of share capital						600,000	9,653,000	0
Repayments of debt						19,497,000	4,399,000	3,100,000
Consulting fee income						0	31,000	278,000
Proceeds from borrowings						15,700,000	280,000	5,950,000
Undrawn borrowing facilities						12,800,000	3,000,000
Cyberonica S.A.
Disclosure of transactions between related parties [line items]
Monthly rental expense								11,900	€ 10,360
Rental expense						147,000	140,000	138,000
Unpaid rent expense						427,000	471,000
Non-Executive Directors
Disclosure of transactions between related parties [line items]
Directors' remuneration expense						145,000	145,000	130,000
Accrued compensation to directors						201,000	126,000
Executive Director
Disclosure of transactions between related parties [line items]
Accrued compensation to directors						391,000	239,000
Affiliated Company of Company's CEO
Disclosure of transactions between related parties [line items]
Consulting fees				€ 200,000		$ 235,000	229,000	97,000
Firment Trading Limited
Disclosure of transactions between related parties [line items]
Credit Facility, Maximum borrowing capacity										$ 20,000,000	$ 8,000,000	$ 4,000,000
Credit Facility, Drawn down amounts multiples										$ 100,000
Borrowings		$ 18,524,000
Interest expense								608,000
Credit Facility, Decrease, Forgiveness		$ 16,885,000
Shares issued during period | shares		1,688,500
Number of shares called by warrants | shares		623,058
Warrants exercise price | $ / shares		$ 16
Repayments of debt	$ 1,639,000
Maturity date						April 12, 2017
Silaner Investments Limited
Disclosure of transactions between related parties [line items]
Credit Facility, Maximum borrowing capacity			$ 3,000,000
Credit Facility, Drawn down amounts multiples			$ 100,000
Interest expense							3,000	74,000
Credit Facility, Decrease, Forgiveness		$ 3,115,000
Shares issued during period | shares		311,500
Number of shares called by warrants | shares		114,944
Warrants exercise price | $ / shares		$ 16
Repayments of debt							280,000	74,000
Maturity date						January 12, 2018
Interest rate			5.00%
Proceeds from borrowings							280,000
Eolos Shipmanagement S.A.
Disclosure of transactions between related parties [line items]
Daily consulting fee income								1,000
Consulting fee income						$ 0	$ 31,000	$ 187,000
Firment Shipping Inc.
Disclosure of transactions between related parties [line items]
Credit Facility, Maximum borrowing capacity					$ 15,000,000
Credit Facility, Drawn down amounts multiples					$ 100,000
Interest expense						$ 12,000
Maturity date						November 19, 2020
Interest rate					7.00%
Consulting fee income					$ 0
Proceeds from borrowings						$ 2,200,000
Default Interest Rate					2.00%
Conversion price | $ / shares					$ 2.8
Threshold trading days					10
Pricing period multiplied					80.00%
Undrawn borrowing facilities						$ 12,800,000
Firment Shipping Inc. | Minimum
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by the controlling party						40.00%
February 2017 Private Placement
Disclosure of transactions between related parties [line items]
Proceeds from issuance of share capital		$ 5,000,000
Shares issued during period | shares		500,000
Par value per share | $ / shares		$ 0.004
Number of shares called by warrants | shares		2,500,000				3,052,321	3,089,821
Warrants exercise price | $ / shares		$ 16